Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

2021	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)

Cost per January 1	287	416	14	717
Additions for the year	29	120	111	260
Transfers between the classes	70	3	(73)	-
Disposals for the year	-	(9)	-	(9)
Exchange rate adjustment	14	7	-	21

Cost at December 31	400	537	52	989

Accumulated depreciation and impairment at January 1	(43)	(221)	-	(264)
Depreciation for the year	(46)	(64)	-	(110)
Impairment for the year	-	-	-	-
Disposals for the year	-	-	-	-
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	-	9	-	9
Accumulated depreciation and impairment at December 31	(90)	(278)	-	(368)
				.
Carrying amount at December 31	310	259	52	621

2020	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)

Cost per January 1	98	279	49	426
Additions for the year	8	74	225	307
Transfers between the classes	181	68	(249)	-
Disposals for the year	-	(2)	(5)	(7)
Exchange rate adjustment	-	(3)	(6)	(9)

Cost at December 31	287	416	14	717

Accumulated depreciation and impairment at January 1	(14)	(175)	-	(189)
Depreciation for the year	(25)	(47)	-	(72)
Impairment for the year	(4)	(3)	-	(7)
Disposals for the year	-	-	-	-
Exchange rate adjustment	-	1	-	1
Accumulated depreciation on disposals	-	3	-	3
Accumulated depreciation and impairment at December 31	(43)	(221)	-	(264)
				.
Carrying amount at December 31	244	195	14	453

		2021	2020	2019
(DKK million)
Depreciation and impairments are included in the income statement as follows:
Research and development expenses		93	69	37
Selling, general and administrative expenses		17	10	3

Total		110	79	40

Schedule of straight-line basis o useful lives

Equipment, furniture and fixtures	3-5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

Summary of balance sheet amounts relating to leases

	December 31,	December 31,
(DKK million)	2021	2020

Right-of-use assets
Properties	352	280
Equipment	2	3

Total right-of-use assets	354	283

Lease liabilities
Current	62	42
Non-current	363	277

Total lease liabilities	425	319

Summary of statement of comprehensive income amounts relating to leases

	December 31,	December 31,	December 31,
(DKK million)	2021	2020	2019

Depreciation charge of right-of-use assets
Properties	55	35	27
Equipment	1	1	1

Total depreciation charge of right-of-use assets	56	36	28

Interest expense	12	9	7
Expense relating to short-term leases	1	3	6

Schedule of future minimum payments under our leases

(DKK million)	2021	2020	2019

Payment due
Less than 1 year	74	53	32
1 to 3 years	109	85	64
More than 3 years but less than 5 years	97	62	27
More than 5 years	207	194	93

Total	487	394	216

Schedules of Receivables

	2021	2020
(DKK million)
Receivables related to collaboration agreements	2,979	2,176
Interest receivables	37	55
Other receivables	160	98
Prepayments	218	154
Total	3,394	2,483

Non-current receivables	27	20
Current receivables	3,367	2,463

Total	3,394	2,483

Schedule of provisions

(DKK million)	2021	2020

Provisions per January 1	4	2
Additions during the year	9	2
Used during the year	-	-
Released during the year	-	-

Total at December 31	13	4

Non-current provisions	13	4
Current provisions	-	-

Total at December 31	13	4

Schedule of deferred revenue

(DKK million)	2021	2020

Deferred revenue at January 1	513	-
Payment received	-	4,911
Revenue recognized during the year	-	(4,398)

Total at December 31	513	513

Non-current deferred revenue	487	487
Current deferred revenue	26	26

Total at December 31	513	513

Schedule of other payables

(DKK million)	2021	2020

Liabilities related to collaboration agreements	53	15
Staff cost liabilities	296	134
Other liabilities	781	892
Accounts payable	350	145

Total at December 31	1,480	1,186

Non-current other payables	-	1
Current other payables	1,480	1,185

Total at December 31	1,480	1,186

Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Intangible Assets

2021			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			891
Additions for the year			-
Disposals for the year			-
Exchange rate adjustment			-

Cost at December 31			891

Accumulated amortization and impairment per January 1			(553)
Amortization for the year			(84)
Impairment for the year			-
Disposals for the year			-
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(637)

Carrying amount of Intangible Assets at December 31			254

2020			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			897
Additions for the year			-
Disposals for the year			(5)
Exchange rate adjustment			(1)

Cost at December 31			891

Accumulated amortization and impairment per January 1			(427)
Amortization for the year			(109)
Impairment for the year			(22)
Disposals for the year			5
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(553)

Carrying amount of Intangible Assets at December 31			338

(DKK million)	2021	2020	2019
Amortization and impairments are included in the income statement as follows:
Research and development expenses	84	131	99

Total	84	131	99